CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 358,642	$ 223,095	$ 148,884
(Business tax)/business tax refund	389	(4,106)	(2,305)
Net revenues	359,031	218,989	146,579
Cost of revenues	234,602	142,427	92,718
Gross profit	124,429	76,562	53,861
Operating expenses
General and administrative	90,917	40,603	30,509
Selling and marketing	27,741	16,924	9,310
Impairment of trademarks and trade names	5,515
Change in fair value of contingent consideration	(659)	1,824	1,194
Total operating expenses	123,514	59,351	41,013
Income from operations	915	17,211	12,848
Other income
Interest expense	(70)	(102)	(44)
Interest income	3,685	2,979	1,202
Change in fair value of foreign currency forward contract	(18)	28	(15)
Total other income	3,597	2,905	1,143
Income before income tax expense and earnings in equity method investment	4,512	20,116	13,991
Income tax expense	(1,210)	(1,718)	(1,934)
Income before earnings in equity method investment	3,302	18,398	12,057
Earnings in equity method investment	23
Net income	3,325	18,398	12,057
Net income attributable to non-controlling interest	(735)	(497)
Net income attributable to Pactera Technology International Ltd.	2,590	17,901	12,057
Net income attributable to Series A, A-1, B and C convertible redeemable preferred shares			(3,942)
Net income attributable to holders of common shares of Pactera Technology International Ltd.	$ 2,590	$ 17,901	$ 8,115
Net income per share attributable to Pactera Technology International Ltd shareholders
Basic (in dollars per share)	$ 0.05	$ 0.44	$ 0.36
Diluted (in dollars per share)	$ 0.05	$ 0.42	$ 0.33
Weighted average shares used in calculating net income per share
Basic (in shares)	47,547,307	40,596,429	22,652,703
Diluted (in shares)	49,444,160	42,956,291	36,351,493